Report of the directors financial review risk report - Wholesale analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (12,800)	$ (12,600)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ (2,700)	(3,100)
UK | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
UK | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 424,186	421,685
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(940)	(769)
UK | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(811)	(624)
UK | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(587)	(484)
UK | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(1,098)	(833)
UK | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(2,965)	(2,240)
US | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	196,193	190,858
US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(295)	(277)
US | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(263)	(241)
US | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(258)	(227)
US | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(359)	(337)
US | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (755)	(801)
Hong Kong | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Hong Kong | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 430,282	415,875
Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(609)	(925)
Hong Kong | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(565)	(819)
Hong Kong | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(395)	(592)
Hong Kong | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(866)	(1,315)
Hong Kong | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(1,325)	(2,161)
Mainland China | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	123,776	125,466
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(236)	(295)
Mainland China | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(188)	(242)
Mainland China | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(106)	(144)
Mainland China | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(347)	(415)
Mainland China | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,265)	(1,227)
Canada | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Canada | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 83,083	83,274
Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(94)	(126)
Canada | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(74)	(80)
Canada | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(50)	(60)
Canada | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(127)	(148)
Canada | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(540)	(579)
Mexico | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	28,445	26,096
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(69)	(88)
Mexico | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(63)	(80)
Mexico | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(49)	(67)
Mexico | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(86)	(116)
Mexico | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(232)	(313)
UAE | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	48,637	45,064
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(26)	(45)
UAE | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(25)	(41)
UAE | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(21)	(30)
UAE | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(31)	(55)
UAE | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(47)	(93)
France | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	166,451	173,146
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(74)	(110)
France | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(70)	(102)
France | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(61)	(90)
France | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(86)	(121)
France | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (106)	$ (145)